Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Grupo Aval Acciones Y Valores S.A.
Entity Central Index Key	0001504764
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Trading Symbol	AVAL
Entity Common Stock, Shares Outstanding	15,240,124,702